QUARTERLY FINANCIAL DATA (Tables)	12 Months Ended
Dec. 31, 2014
Quarterly Financial Data (Tables) [Abstract]
Schedule Of Quarterly Financial Data [Text Block]
SEMPRA ENERGY
(In millions, except per share amounts)
	Quarters ended
	March 31	June 30	September 30	December 31
2014
Revenues	$2,795	$2,678	$2,815	$2,747
Expenses and other income	$2,408	$2,302	$2,368	$2,433

Net income	$266	$292	$383	$321
Earnings attributable to Sempra Energy	$247	$269	$348	$297

Basic per-share amounts(1):
Net income	$1.09	$1.19	$1.56	$1.31
Earnings attributable to Sempra Energy	$1.01	$1.10	$1.41	$1.21
Weighted average common shares outstanding	245.3	245.7	246.1	246.4

Diluted per-share amounts(1):
Net income	$1.07	$1.17	$1.53	$1.28
Earnings attributable to Sempra Energy	$0.99	$1.08	$1.39	$1.18
Weighted average common shares outstanding	249.7	250.1	250.8	251.3
2013
Revenues	$2,650	$2,651	$2,551	$2,705
Expenses and other income	$2,298	$2,353	$2,119	$2,357

Net income	$178	$267	$323	$320
Earnings attributable to Sempra Energy	$178	$245	$296	$282

Basic per-share amounts(1):
Net income	$0.73	$1.10	$1.32	$1.31
Earnings attributable to Sempra Energy	$0.73	$1.00	$1.21	$1.15
Weighted average common shares outstanding	243.3	243.6	244.1	244.4

Diluted per-share amounts(1):
Net income	$0.72	$1.07	$1.29	$1.28
Earnings attributable to Sempra Energy	$0.72	$0.98	$1.19	$1.13
Weighted average common shares outstanding	247.5	248.5	249.3	249.9
(1)	Earnings per share are computed independently for each of the quarters and therefore may not sum to the total for the year.

SDG&E
(Dollars in millions)
	Quarters ended
	March 31	June 30	September 30	December 31
2014
Operating revenues	$987	$1,063	$1,233	$1,046
Operating expenses	766	821	957	826
Operating income	$221	$242	$276	$220

Net income	$101	$129	$169	$128
Earnings attributable to noncontrolling interest	(2)	(6)	(12)	―
Earnings attributable to common shares	$99	$123	$157	$128
2013
Operating revenues	$939	$1,064	$1,063	$1,000
Operating expenses	771	939	800	774
Operating income	$168	$125	$263	$226

Net income	$81	$73	$139	$142
Losses (earnings) attributable to noncontrolling interest	11	(7)	(5)	(23)
Earnings	92	66	134	119
Call premium on preferred stock	―	―	(3)	―
Dividends on preferred stock	(1)	(1)	(2)	―
Earnings attributable to common shares	$91	$65	$129	$119

SOCALGAS
(Dollars in millions)
	Quarters ended
	March 31	June 30	September 30	December 31
2014
Operating revenues	$1,085	$917	$855	$998
Operating expenses	956	795	702	881
Operating income	$129	$122	$153	$117

Net income	$78	$81	$98	$76
Dividends on preferred stock	―	(1)	―	―
Earnings attributable to common shares	$78	$80	$98	$76
2013
Operating revenues	$983	$904	$807	$1,042
Operating expenses	900	725	652	920
Operating income	$83	$179	$155	$122

Net income	$46	$119	$102	$98
Dividends on preferred stock	―	(1)	―	―
Earnings attributable to common shares	$46	$118	$102	$98